CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues	$ 254,086	$ 149,336	$ 142,283
Cost of revenues	141,298	82,839	86,085
Gross profit	112,788	66,497	56,198
Operating expenses:
Film participation expenses	12,247	(1,319)	439
Selling and marketing expenses	31,528	14,373	18,490
General and administrative expenses	63,321	49,854	41,890
Total operating expenses	107,096	62,908	60,819
Equity in earnings of equity method investments, net of tax	3,350
Government subsidies	5,978	5,022	3,867
Operating income	15,020	8,611	(754)
Other income (expense):
Interest income from bank deposits	1,318	281	246
Interest income from loan to a producer of TV series	41
Interest expenses	(1,830)	(1,381)	(399)
Exchange gain (loss)	(1,589)	1,780	373
Gain (Loss) on Sale of Investments			(6)
Investment Income	64
Other income	284	284	288
Income (loss) before income tax and equity in earnings of equity method investments, net of tax	13,308	9,575	(252)
Provision for income taxes	7,467	5,129	1,322
Equity in earnings of equity method investments, net of tax		78	6
Net income	5,841	4,524	(1,568)
Less: Net loss attributable to noncontrolling interests	(557)	(1,133)	(284)
Net income attributable to Bona Film Group Limited	6,398	5,657	(1,284)
Net income (loss) per ordinary share
Basic (in dollars per share)	$ 0.21	$ 0.19	$ (0.04)
Diluted (in dollars per share)	$ 0.20	$ 0.19	$ (0.04)
Weighted average shares used in calculating net income (loss) per ordinary share
Basic (in shares)	30,367,511	29,870,809	29,514,979
Diluted (in shares)	31,928,201	30,436,728	29,514,979
Share-based compensation expenses
Share-based compensation	11,091	3,958	4,803
General and administrative expenses
Share-based compensation expenses
Share-based compensation	$ 11,091	$ 3,958	$ 4,803